Per Share Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Income (loss) from continuing operations attributable to controlling interest (in dollars)	$ 15,242	$ (19,895)	$ (24,976)	$ 5,143	$ (8,083)
Discontinued operations (in dollars)	345	267	568	420	189
Net income (loss) attributable to controlling interest	$ 15,587	$ (19,628)	$ (24,408)	$ 5,563	$ (7,894)
Denominator:
Weighted average number of units outstanding — basic (in units)	224,436	230,029	224,681	224,056	165,715
Dilutive units (in units)	0	0	0	0	0
Weighted average number of units outstanding — diluted (in units)	224,436	230,029	224,681	224,056	165,715
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income from continuing operations attributable to controlling interest (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Discontinued operations (usd per unit)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net income (loss) attributable to controlling interest (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)